Financial Instruments and Related Risk Management - Summary of Available for Sale Equity Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale equity securities [line items]
Derivatives Liabilities	$ 64	$ 97
Commodity price risk [member]
Disclosure of available for sale equity securities [line items]
Available-for-sale investments	190	190
Commodity price risk [member] | Carrying amount [member] | Natural gas derivative liabilities [member]
Disclosure of available for sale equity securities [line items]
Derivatives Liabilities	(55)	(91)
Commodity price risk [member] | Carrying amount [member] | Israel, New Shekels
Disclosure of available for sale equity securities [line items]
Available-for-sale investments	708	725
Commodity price risk [member] | Carrying amount [member] | Hong Kong, Dollars [member]
Disclosure of available for sale equity securities [line items]
Available-for-sale investments	258	212
10% decrease in commodity price risk [member] | Commodity price risk [member]
Disclosure of available for sale equity securities [line items]
Pre-tax increase decrease on net income natural gas derivative		(1)
Pre-tax increase decrease on other comprehensive income natural gas derivative	(7)	(13)
10% decrease in commodity price risk [member] | Commodity price risk [member] | Israel, New Shekels
Disclosure of available for sale equity securities [line items]
Pre-tax increase decrease on other comprehensive income for available-for-sale investments	(71)	(73)
10% decrease in commodity price risk [member] | Commodity price risk [member] | Hong Kong, Dollars [member]
Disclosure of available for sale equity securities [line items]
Pre-tax increase decrease on other comprehensive income for available-for-sale investments	(26)	(21)
10% increase in commodity price risk [member] | Commodity price risk [member]
Disclosure of available for sale equity securities [line items]
Pre-tax increase decrease on other comprehensive income natural gas derivative	7	14
10% increase in commodity price risk [member] | Commodity price risk [member] | Israel, New Shekels
Disclosure of available for sale equity securities [line items]
Pre-tax increase decrease on other comprehensive income for available-for-sale investments	71	73
10% increase in commodity price risk [member] | Commodity price risk [member] | Hong Kong, Dollars [member]
Disclosure of available for sale equity securities [line items]
Pre-tax increase decrease on other comprehensive income for available-for-sale investments	$ 26	$ 21